[O   Office of General Counsel

Please Reply to:	Timothy D. Crawford
AVP, Associate General Counsel
One Nationwide Plaza 01-34-201
Columbus, Ohio 43215
E-mail: crawfot1@nationwide.com
Tel: (614) 249-3398
Fax: (614) 249-0078

VIA EDGAR

May 15, 2009

Ms. Rebecca A. Marquigny
Senior Counsel
U.S. Securities and Exchange Commission
Division of Investment Management
100 F. Street, NE
Washington, D.C.  20549-4644

Re:	Nationwide Life Insurance Company
Nationwide VLI Separate Account - 4
Pre-Effective Amendment No. 2 (N-6 Registration Statement, File No. 333-153343)

Dear Ms. Marquigny:

On behalf of Nationwide Life Insurance Company ("Nationwide") and its Nationwide VLI Separate Account - 4 ("Variable Account"), we are filing this Pre-Effective Amendment No. 2 in response to your comments by telephone January 15, 2009 and March 10, 2009 relating to the above-referenced Registration Statement.  The Registration Statement provides for the offering of certain life insurance policies through the Variable Account.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

Two over-arching themes in the comments relate to the concept of a single case structure and the application of premium bands in the pricing of policies based on aggregate purchasing under a single policy owner.  These over-arching themes are covered in the general comments made.  More specific comments are also addressed.  This response is divided into two sections: (1) general comments; (2) specific comments.

Responses to your comments are below and are in the numerical sequence established.

General Comments

1.	What is meant by "Group Allowable Premium" (GAP) and all policy premium on a conceptual level?

Response

The concept of GAP revolves around the aggregation of first-year premiums paid on all policies purchased by the same owner.  Conceptually, GAP is designed to count all premiums in the first year on all policies purchased by the same owner up to Internal Revenue Code ("Code") Section 7702 limits plus any amounts exchanged from another life insurance policy into the policy under Code Section 1035.  GAP also takes into account the purchase of additional policies by the same policy owner as part of a larger life insurance purchase.

The policy is corporate owned variable life insurance and is designed to informally fund a liability created by the policy owner under an employer sponsored plan.  The policies are exclusively designed to fund executive benefit plans, typically non-qualified deferred compensation.  These types of plans cannot be formally funded by the employer, as is typically the case with qualified plans.  However, the executive benefit plan still creates a liability on the financial statements of the corporate owner.  The policy is designed to try and off-set this liability as closely as possible.

Corporate purchasers of these types of policies typically will purchase an individual policy with a single named insured, an employee covered by the employer sponsored plan.  The corporate purchaser will buy multiple policies so that each life covered by the employer sponsored plan will have a corresponding policy.  The liability for the benefits provided by the plan is on the corporate purchaser and the terms of the plan require that the persons covered have no present interest in the plan in order to receive preferred tax treatment.

The purpose in having a concept like GAP is to provide price breaks to the purchaser of multiple individual policies.  Price breaks are justified through the economies of scale achieved by purchasing multiple policies under a single owner.  The policy owner may purchase a block of several policies initially, but also may subsequently purchase additional policies to cover new individuals added to the plan.  The purpose of GAP is to track aggregate premium and to give corresponding price breaks as premium thresholds are reached.

When a group of policies is initially purchased, the only metric available to measure the aggregate first-year premium is the amount of insurance for which the applicant applies.  When a block purchase is made, we assume that the amount of premium being paid will be equal to the Code Section 7702 limit, but the policy owner may ultimately give us less premium.  Thus, we assign the initial band on a block purchase based on the Code Section 7702 limit (using the 7-pay method described in Code Section 7702A).  For purposes of assigning a band, we do not count any premium other than first-year premium.

With subsequent block purchases, we will look back at the actual premium received on previous blocks and the amount of first-year premium on the new block using Code Section 7702 limits.

In an effort to clarify the concept of GAP and how we apply assign a band, we have extensively rewritten certain sections of the prospectus and removed the GAP definition and related premium- based definitions for GAP calculation purposes, and defined these concepts in the body of the prospectus.

The specific changes made will be described below in the section titled "Specific Comments."

2.	What drives the determination of the initial pay band?

Response

As discussed in our response to General Comment 1 above, on the initial block purchase of policies, we assume the first-year premium will be equal to the Code Section 7702 limit.  For subsequent policies purchased, we use the actual first-year premium received on previous block purchases in addition to the first-year premium on the new block purchase (assuming Code Section 7702 limits) to assign a band.  Once a band is assigned to a policy it will not change regardless of the actual amount of first-year premium received.

3.	What causes increases or decreases in charges based on the assigned charge band?

Response

Once a policy is issued and a charge band is assigned, the charge band and the corresponding charges do not change.  What will drive the assignment to a more favorable charge band on subsequently issued policies is the aggregate first-year premium of the subsequently issued policies (assumed at the Code Section 7702 limit) and the amount of actual aggregate first-year premium received on previous block purchases of policies.  If the combined total of the first-year premium for all policies is great enough, then the new block of policies will be placed in a different charge band.

4.	What factors go into determining whether a newly purchased policy is part of a previous block or a new block?

Response

Policies are part of a new block if they are applied for at the same time.  A policy owner typically will add several Insureds at one time.  This is when a new block is established.  Once a block is established and assigned its corresponding charge band, no other policies are added to this "previous block."  The next set of policies added after a block is established is treated as a new block.

5.	If a policy is part of a block purchase can it have a charge band that is different than other policies in that block?

Response

No.  Policies purchased together are assigned to the same charge band.

Specific Comments

1.	Please rewrite the sub-section "Determining Your Policy Charges" of the "In Summary: Policy Benefits" section of the prospectus is not in Plain English. Definitions and terms are confusing.

Response

The "In Summary: Policy Benefits" section has been modified.  Specifically, the entire "Determining Your Policy Charges" subsection has been deleted and replaced with a new sub-section titled "Consolidated Purchase and Banded Policy Charges."

The Group Allowable Premium and Allowable Premium definitions have been deleted.  The concepts are now described in the new subsection without relying upon multiple definitions.

2.
Delete the example table in the "Banded Charges" sub-section of the "In Summary: Policy Benefits" section.  Provide a Plain English explanation: (a) of the concept of graduated fees with break-points; (b) how a break-point is triggered; and (c) break-point values as a dollar range.  Confirm the second sentence of the last paragraph in this section, as it does not appear accurate.  You should state how rates decrease in conjunction with the assigned charge band to the policy.

Response

Please see our response to Specific Comment 1 above.

Additionally, the last paragraph has been rewritten to clarify that the amount of purchase you make will impact banded charges, as follows:

Your representative can provide you with illustrations demonstrating the differences in policy charges assuming varying Consolidated Purchase scenarios. You should consider the amount of your Consolidated Purchases carefully, as they will impact the banded charges assessed on your Policy and other policies issued to you.  Specifically, a larger purchase may place the Policy into charge band with more favorable banded charges.  Once a Policy has been issued with its assigned band, it will apply for the life of the Policy.  You also should consider how you choose to allocate any amounts to the Supplemental Insurance Rider, as that will affect the total compensation paid and charges assessed on the Policy.

3.	Consider making the charge band ranges part of the table header to reduce duplication.

Response

The requested modification has been made to the fee table.

4.	Remove the new language on the Premium Load portion of the fee table and move it to the "amount deducted" column.

Response

The requested modification has been made to the fee table.

5.
Modify the Base and Supplemental Sub-Account Asset Factor Charge sections in the fee table by removing the "proportional" language and add language clarifying the nature of the deduction in the "amount deducted" column.

Response

The requested modification has been made to the fee table by removing the proportional language and adding in the amount deducted column next to each charge: "of the Variable Account Sub-Account Value."

6.	Revise the footnote in the bulleted funds list regarding how charges work in the context of "fund of funds." Specifically, clarify secondary costs and proportional sharing of those costs.

Response

The bulleted fund list has been removed and replaced with the list of fund families.  Appendix A lists all of the Sub-Accounts.  The following language has been added to each Sub-Account listed in Appendix A with a "fund of funds" structure:

This underlying mutual fund or sub account may invest in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired mutual fund is indirectly borne by investors.  As a result, policy or contract owners investing in this underlying mutual fund or sub account may incur higher charges than a fund that does not invest in other mutual funds.

7.
In the "Purchasing the Policy" subsection of "The Policy" section clarify the last sentence of the second paragraph covering prospective modification of the underwriting standards.  Could this cause an issued policy to exceed disclosed maximum charges?  If the right is exercised, what does that mean?

Response

We revised the second paragraph and it now reads as follows:

We must receive evidence of insurability that satisfies our underwriting standards (this may require a medical examination) before we will issue a Policy.  Because this is Corporate Owned Variable Universal Life Insurance, we may also underwrite at a corporate level to determine whether or not the risks and expenses associated with the insurance applied for is appropriate for us to assume in placing the Policy.  We can provide you with the details of our underwriting standards.  We reserve the right to reject an application for any reason permitted by law.  Specifically, if we have previously issued you policies included as part of the same Consolidated Purchase that have an aggregate Premium in excess of $5 million, we reserve the right to refuse to issue an additional Policy to you.  Additionally, we reserve the right to modify our underwriting standards on a prospective basis to newly issued policies or increases of Total Specified Amount at any time.  Underwriting standards relate to factors we use to evaluate the risks we are willing to assume in issuing the Policy.  Our prospective modification of underwriting standards will not modify our maximum charges.  If we modify our standards, it may result in a change to the nature of the risks we are willing to assume in issuing new policies or increases of Total Specified Amount to your Policy.

8.
The "Enhancement Benefit" subsection of "The Policy" section is confusing.  What is the "corporate liability"?  What factors determine the benefit?  What is the "gap" being closed?  Why is it only applied in early years?  What is the benefit and what does it mean to the purchaser?  Is it applied consistently to all corporate entities?

Response

The subsection has been rewritten in its entirety.

9.
The concept of GAP as described in the opening of the "Policy Charges" section is not clear and its impact to charges is not clear.  Provide an overview of GAP and what it represents.  Clarify its impact to contract charges, etc.

Response

A new subsection has been added titled "Banded Charges and How We Assign a Band to Your Policy" has been added in an effort to clarify the nature of banded charging and the concept of premium aggregation in determining the band assigned to a policy.  The GAP definition and associated definitions have been removed in favor of defining these concepts in the body of the prospectus.

10.	The concept of Consolidated Purchase is not clear. How is a policy counted as a Consolidated Purchase? Define a new purchase in the context of a Consolidated Purchase.

Response

All policies purchased by the same owner are considered part of a Consolidated Purchase.   The new subsection "Banded Charges and How We Assign a Band to Your Policy" is designed to clarify how bands are assigned, how premium is aggregated, and how the Consolidated Purchase operates.

11.
What is the trigger date for a premium payment?  You refer to the "amount of annual Premium."  Please reconcile this with your statement on p. 20 indicating that scheduled ayments are not required.  Also, is annual premium based on a calendar year or a policy year?

Response

We have revised the first paragraph in the "Premium Load" subsection of the "Policy Charges" section as follows:

We deduct a Premium Load from each Premium payment to partially reimburse us for sales expense and Premium taxes, and certain actual expenses, including acquisition costs. The Premium Load also provides revenue to compensate us for assuming risks associated with the Policy, and revenue that may be a profit to us.  The Premium Load applicable to your Policy depends on the policy year in which the Premium is applied, the amount of Premium received in a policy year, and how the Premium is allocated between Target Premium and Excess Premium.  If you purchase term insurance coverage via the Supplemental Insurance Rider, Target Premium generally is reduced and, in turn, results in a lower Premium Load.

Additionally, we have revised the disclosure to reflect that while no scheduled premium is required, additional premium payments may be necessary to keep the policy in force by adding the following sentence in the first paragraph of the "Premium Payments" subsection of "The Policy" section:

If conditions are about to cause a Lapse, such as a lack of Cash Value, you will need to pay additional Premium to keep the Policy In Force.

12.	The Flat Extra Charge referenced in the "Base Policy Cost of Insurance" subsection of "The Policy Charges" section is not included in the fee table. Please add it.

Response

We have added the Flat Extra t the fee table.  In addition, the "Base Policy Cost of Insurance" subsection of the "Policy Charges" section has been revised to further clarify the Flat Extra.

13.	Explain the practical impact of extending the maturity date. What are the advantages? What are the disadvantages?

Response

With regard to the extension of the maturity date, the main advantage is the possibility of being able to continue the policy as life insurance.  The disadvantage of not extending the maturity date is possible taxation of investment gains in the policy.  Because guidance is not sufficiently specific, we cannot state with certainty that from a tax perspective maturity date extension will allow a policy to continue as life insurance.  To address your comments, we have modified the "Surrendering the Policy" subsection of the "Taxes" section of the prospectus by renaming it "Surrendering the Policy: Maturity" and adding the following paragraph:

The purpose of the Maturity Date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes.  Although we believe that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled Maturity Date, that result is not certain due to a lack of specificity in the guidance on the issue.  You should consult with your qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled Maturity Date.

In addition, we added a reference in the "Policy Maturity" section to direct a policy owner to the "Surrendering the Policy: Maturity" subsection so they may locate this additional information on the implications of maturity date extension.

14.	Appendix B: Definitions. Modify several definitions using Plain English.

Response

We eliminated the following definitions and added explanatory detail in appropriate places to the narrative of the prospectus.

Allowable Policy Premium
First Year Case Premium
First Year Policy Premium
Group Allowable Premium
Seven Pay Premium
Unadjusted Seven Pay Premium

We expanded the definitions of Target Premium and Excess Premium.  We also modified the definition of Consolidated Purchase and Rider Specified Amount.

15.	Appendix C: Charge Examples. Provide an introduction and explanatory detail. What is the context, assumptions, etc.? Reformat the table accordingly.

Response

The table has been reformatted and explanatory detail has been added.

16.	Exhibits and Financial Statements

We will update financials and exhibits via a subsequent pre-effective amendment.

Finally, we acknowledge the following:

▪
should the Securities and Exchange Commission (the "Commission") or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

▪
the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Nationwide from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

▪	Nationwide may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely yours,

/s/ TIMOTHY D. CRAWFORD

Timothy D. Crawford
AVP, Associate General Counsel
Office of General Counsel
Nationwide Life Insurance Company